INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 15,200	$ 4,700
Impairment of inventory	37	85
Inventories pledged as security for liabilities	$ 2,900	$ 2,400